Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	Office equipment	Leasehold improvement	Total
	EUR	EUR	EUR
Cost:
At January 1, 2020	5,923	-	5,923
Additions	-	-	-
At December 31, 2020	5,923	-	5,923
Additions	9,153	7,200	16,353
At December 31, 2021	15,076	7,200	22,276
Additions	1,209	-	1,209
At December 31, 2022	16,285	7,200	23,485

Accumulated depreciation:
At January 1, 2020	2,461	-	2,461
Depreciation for the year	1,185	-	1,185
At December 31, 2020	3,646	-	3,646
Depreciation for the year	3,015	1,440	4,455
At December 31, 2021	6,661	1,440	8,101
Depreciation for the year	2,579	1,440	4,019
At December 31, 2022	9,240	2,880	12,120

Net carrying amount:
At December 31, 2020	2,277	-	2,277
At December 31, 2021	8,415	5,760	14,175
At December 31, 2022	7,045	4,320	11,365